ACCOUNTING POLICIES - Narrative (Details) - EUR (€)	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Weighted average lessee's incremental borrowing rate applied to lease liabilities recognised at date of initial application of IFRS 16		1.30%
Threshold for low value leases	€ 5,000
Right-of-use assets	384,000,000	€ 393,000,000
Lease liabilities		397,000,000	€ 75,000,000
Value of lease extension and termination options	€ 34,000,000
IFRS 16
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Right-of-use assets		6,000,000
Lease liabilities		€ (6,000,000)